UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2006

Check here if Amendment [ ] Amendment Number:  __________
This Amendment  (Check only one.):  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Biscayne Advisors, Inc.

Address: 2911 Turtle Creek Blvd.
      	 Suite 800
	 Dallas, TX  75219

Form 13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Walton
Title:   President
Phone:   (214) 219-1416

Signature, Place, and Date of Signing:

/s/John A. Walton        Dallas, TX		June 30, 2006
------------------	--------------	----------------
[Signature]              [City, State]   [Date]




Report Type  (Check only one.):

[ X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

Form  13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	           	0

Form 13F Information Table Entry Total:	98
Form 13F Information Table Value Total:	$220,505,000



List of Other Included Managers:


Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AG EDWARDS INC.                COM              281760108      250     4525 SH       SOLE                     4400               125
ALCOA INC                      COM              013817101     1767    54590 SH       SOLE                    54000               590
ALLEGHENY TECHNOLOGIES         COM              01741R102     3652    52745 SH       SOLE                    50000              2745
ALLIANCE DATA SYSTEMS          COM              018581108     3503    59550 SH       SOLE                    57800              1750
AMERICAN EXPRESS CO            COM              025816109     2982    56040 SH       SOLE                    54400              1640
ANIXTER INTL. INC              COM              035290105      323     6800 SH       SOLE                     6800
ARMOR HOLDINGS INC             COM              042260109     1434    26150 SH       SOLE                    24800              1350
ASSURANT INC                   COM              04621X108     3123    64535 SH       SOLE                    61600              2935
AT&T CORP COM                  COM              00206R102     3971   142375 SH       SOLE                   132800              9575
AUTODESK INC                   COM              052769106     2391    69375 SH       SOLE                    65200              4175
BANK OF AMERICA CORP.          COM              060505104     2894    60170 SH       SOLE                    52900              7270
BANK UNITED FINANCIAL CORP     COM              06652B103      391    12800 SH       SOLE                    11300              1500
BEAR STEARNS COS. INC.         COM              073902108     2420    17275 SH       SOLE                    15800              1475
BOEING CO.                     COM              097023105     3079    37590 SH       SOLE                    34200              3390
BOYD GAMING CORP               COM              103304101     1615    40015 SH       SOLE                    38300              1715
BRADY CORP                     COM              104674106      509    13820 SH       SOLE                    13300               520
BURLINGTON NORTHERN            COM              12189T104     2560    32300 SH       SOLE                    30400              1900
CAPITAL ONE FINL CORP          COM              14040H105     3296    38575 SH       SOLE                    35600              2975
CATERPILLAR INC.               COM              149123101     3723    49980 SH       SOLE                    45600              4380
CHARMING SHOPS                 COM              161133103      305    27100 SH       SOLE                    27100
CHATTEM INC                    COM              162456107      364    11980 SH       SOLE                    10025              1955
CHEVRON CORP.                  COM              166764100      208     3356 SH       SOLE                                       3356
CHICAGO MERCANTILE HLD         COM              167760107     3138     6390 SH       SOLE                     6000               390
CISCO SYS INC                  COM              17275R102     3106   159020 SH       SOLE                   147900             11120
COACH INC                      COM              189754104     2768    92580 SH       SOLE                    86660              5920
COGNIZANT TECHNOLOGY           COM              192446102      551     8180 SH       SOLE                     6900              1280
CONOCO PHILLIPS                COM              20825c104      208     3170 SH       SOLE                                       3170
CORNING INC                    COM              219350105     3424   141545 SH       SOLE                   132100              9445
COSTCO WHOLESALE CORP.         COM              22160k105     4149    72625 SH       SOLE                    68600              4025
COVANCE INC                    COM              222816100     3218    52560 SH       SOLE                    47430              5130
CSX CORP                       COM              126408103     1395    19800 SH       SOLE                    18300              1500
DARDEN RESTAURANTS, INC.       COM              237194105      447    11340 SH       SOLE                    11200               140
DAVITA INC                     COM              23918K108     2033    40900 SH       SOLE                    40900
EDISON INTL COM                COM              281020107     1756    45025 SH       SOLE                    44100               925
EXXON MOBIL CORP               COM              30231G102     3045    49628 SH       SOLE                    45200              4428
FASTENAL CO                    COM              311900104     1244    30880 SH       SOLE                    30880
FEDEX CORP                     COM              31428X106     2426    20760 SH       SOLE                    20200               560
GENENTECH INC                  COM              368710406     3281    40110 SH       SOLE                    39600               510
GOLDEN WEST FINANCIAL          COM              381317106     2578    34740 SH       SOLE                    33540              1200
GOLDMAN SACHS GROUP            COM              38141G104     2921    19420 SH       SOLE                    17700              1720
HARTFORD FINL SVCS             COM              416515104     3269    38640 SH       SOLE                    36000              2640
HESS CORP                      COM              42809H107     3909    73970 SH       SOLE                    72000              1970
HEWLETT PACKARD CO             COM              428236103     2476    78170 SH       SOLE                    76700              1470
HILTON HOTELS CORP             COM              432848109      626    22150 SH       SOLE                    18300              3850
HUMANA INC                     COM              444859102      529     9845 SH       SOLE                     9200               645
INDYMAC BANCORP INC            COM              456607100      385     8400 SH       SOLE                     8400
INGERSOLL-RAND COMPANY         COM              G4776g101     3561    83240 SH       SOLE                    77900              5340
INTEL CORP                     COM              458140100     1948   102545 SH       SOLE                    89300             13245
INTERNATIONAL BUS MACH         COM              459200101     2368    30825 SH       SOLE                    29000              1825
INTERSIL CORP                  COM              46069S109      394    16930 SH       SOLE                    16800               130
JOHNSON & JOHNSON              COM              478160104     4107    68540 SH       SOLE                    63400              5140
JOHNSON CONTROLS INC.          COM              478366107      492     5980 SH       SOLE                     5100               880
JP MORGAN & CO.                COM              616880100     3273    77925 SH       SOLE                    70600              7325
LEHMAN BROS. HLDG.             COM              524908100     2316    35550 SH       SOLE                    34000              1550
MARRIOTT INTL INC              COM              571903202     2395    62830 SH       SOLE                    61600              1230
MCDONALDS CORP                 COM              580135101     2233    66450 SH       SOLE                    62400              4050
MICROSOFT CORP                 COM              594918104     3109   133418 SH       SOLE                   122500             10918
MOTOROLA INC                   COM              620076109     3576   177453 SH       SOLE                   161600             15853
NATIONAL FUEL GAS CO.          COM              636180101      645    18350 SH       SOLE                    14900              3450
NIKE INC                       COM              654106103     2072    25580 SH       SOLE                    24700               880
NORDSTROM INC                  COM              655664100     3043    83380 SH       SOLE                    80100              3280
NUCOR CORP                     COM              670346105      825    15200 SH       SOLE                    15200
NVIDIA CORP                    COM              67066G104     3178   149280 SH       SOLE                   145400              3880
OCCIDENTAL PETE CORP           COM              674599105     4339    42315 SH       SOLE                    40300              2015
OFFICE DEPOT INC               COM              676220106     3392    89265 SH       SOLE                    84500              4765
OMNIVISION TECH                COM              682128103     1851    87650 SH       SOLE                    86000              1650
ON SEMICONDUCTOR CORP.         COM              682189105     1243   211430 SH       SOLE                   202600              8830
PENNEY J C INC                 COM              708160106     3172    46980 SH       SOLE                    42100              4880
PEPSICO INC                    COM              713448108     4365    72705 SH       SOLE                    67900              4805
PHILADELPHIA CONS HLDG         COM              717528103      232     7650 SH       SOLE                     7100               550
PHILLIPS VAN HUESEN            COM              718592108     3177    83250 SH       SOLE                    80600              2650
POWERWAVE TECHNOLOGIES         COM              739363109      212    23300 SH       SOLE                    23300
PPG INDS                       COM              693506107     1279    19375 SH       SOLE                    18500               875
PRECISION CASTPARTS CORP.      COM              740189105     1112    18600 SH       SOLE                    18600
PRIVATEBANCORP INC             COM              742962103      492    11880 SH       SOLE                    11600               280
PROCTOR & GAMBLE               COM              742718109     3650    65640 SH       SOLE                    61200              4440
ROWAN COS INC                  COM              779382100     3738   105035 SH       SOLE                    97100              7935
RYDER SYS INC                  COM              783549108      514     8800 SH       SOLE                     8800
SAFECO CORP.                   COM              786429100     2617    46445 SH       SOLE                    44000              2445
SEI INVESTMENTS CO.            COM              784117103     2935    60050 SH       SOLE                    59800               250
SEMPRA ENERGY                  COM              816851109      818    17990 SH       SOLE                    16800              1190
SHERWIN-WILLIAMS               COM              824348106     1282    27000 SH       SOLE                    27000
SMITH INTL INC                 COM              832110100     4797   107880 SH       SOLE                   103800              4080
SUNOCO INC                     COM              86764P109      491     7080 SH       SOLE                     6800               280
TARGET CORP.                   COM              239753106     3567    72985 SH       SOLE                    67400              5585
TEVA PHARMACEUTICAL            COM              881624209     3544   112200 SH       SOLE                   104200              8000
TEXTRON INC                    COM              883203101     4437    48135 SH       SOLE                    44530              3605
TXU CORP COM                   COM              873168108     3572    59740 SH       SOLE                    56800              2940
UNIONBANCAL CORP               COM              908906100     2347    36340 SH       SOLE                    34700              1640
UNITED TECHNOLOGIES CP         COM              913017109     3573    56335 SH       SOLE                    52900              3435
UNITEDHEALTH GROUP             COM              91324P102     3192    71272 SH       SOLE                    64916              6356
VALERO ENERGY CORP             COM              91913Y100     2332    35058 SH       SOLE                    32000              3058
VERIZON COMMUNICATIONS         COM              92343V104     2598    77568 SH       SOLE                    72900              4668
VISHAY INTERTECHNOLOGY INC.    COM              928298108      234    14900 SH       SOLE                    14900
VULCAN MATERIALS CO.           COM              929160109      989    12680 SH       SOLE                    11900               780
WACHOVIA CORP                  COM              929771103     3825    70720 SH       SOLE                    66400              4320
WILMINGTON TRUST CORP          COM              971807102     3208    76045 SH       SOLE                    73000              3045
ENERGY TRANSFER PARTNERS                        29273R109      205     4600 SH       SOLE                                       4600